Submission	May 13, 2025
Submission [Line Items]
Central Index Key	0000821483
Registrant Name	PAR PACIFIC HOLDINGS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES